Reclamation and Closure Cost Provisions - Disclosure of Detailed Information about Reclamation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	$ 134,980	$ 98,716
Assumed on Greenstone Acquisition	11,269
Accretion	7,203	6,264
Change in estimates	15,512	23,185
Reclamation expenditures	(9,434)	(1,520)
Foreign exchange loss	(15,514)	7,584
Foreign currency translation	(1,870)	751
Ending balance	142,146	134,980
Current	11,972	14,897
Non-current	130,174	120,083
Total reclamation and closure cost provisions	142,146	134,980
United States
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	32,458	27,731
Assumed on Greenstone Acquisition	0
Accretion	1,267	1,002
Change in estimates	1,941	3,725
Reclamation expenditures	0	0
Foreign exchange loss	0	0
Foreign currency translation	0	0
Ending balance	35,666	32,458
Total reclamation and closure cost provisions	35,666	32,458
Mexico
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	28,576	31,393
Assumed on Greenstone Acquisition	0
Accretion	2,466	2,993
Change in estimates	(3,192)	(9,687)
Reclamation expenditures	(377)	(435)
Foreign exchange loss	(4,673)	4,312
Foreign currency translation	0	0
Ending balance	22,800	28,576
Total reclamation and closure cost provisions	22,800	28,576
Brazil
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	45,113	33,875
Assumed on Greenstone Acquisition	0
Accretion	2,273	2,041
Change in estimates	2,271	6,979
Reclamation expenditures	(919)	(1,021)
Foreign exchange loss	(9,540)	3,239
Foreign currency translation	0	0
Ending balance	39,198	45,113
Total reclamation and closure cost provisions	39,198	45,113
Canada
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	28,833	5,717
Assumed on Greenstone Acquisition	11,269
Accretion	1,197	228
Change in estimates	14,492	22,168
Reclamation expenditures	(8,138)	(64)
Foreign exchange loss	(1,301)	33
Foreign currency translation	(1,870)	751
Ending balance	44,482	28,833
Total reclamation and closure cost provisions	$ 44,482	$ 28,833